PSF MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 97.5%
Common Stocks
Aerospace & Defense — 0.4%
HEICO Corp. (Class A Stock)	14,722	$1,743,526
Airlines — 1.4%
Delta Air Lines, Inc.*	99,039	4,220,052
Frontier Group Holdings, Inc.*(a)	98,864	1,561,062
		5,781,114
Banks — 2.3%
First Republic Bank	17,631	3,400,667
Signature Bank	10,290	2,801,761
SVB Financial Group*	5,144	3,327,551
		9,529,979
Beverages — 0.8%
Constellation Brands, Inc. (Class A Stock)	14,518	3,058,797
Biotechnology — 6.4%
Agios Pharmaceuticals, Inc.*(a)	49,036	2,263,011
Alnylam Pharmaceuticals, Inc.*	24,143	4,558,440
Exact Sciences Corp.*(a)	32,544	3,106,325
Exelixis, Inc.*	105,044	2,220,630
Horizon Therapeutics PLC*	50,494	5,531,113
Ionis Pharmaceuticals, Inc.*	20,999	704,307
Natera, Inc.*	28,387	3,163,447
Neurocrine Biosciences, Inc.*	21,874	2,097,935
Seagen, Inc.*	13,257	2,251,039
		25,896,247
Building Products — 3.4%
Fortune Brands Home & Security, Inc.	41,371	3,699,395
Trane Technologies PLC	41,005	7,079,513
Trex Co., Inc.*(a)	29,209	2,977,273
		13,756,181
Capital Markets — 4.4%
Affiliated Managers Group, Inc.	16,117	2,435,118
Blackstone, Inc.	29,850	3,472,749
Charles Schwab Corp. (The)	46,225	3,367,029
Evercore, Inc. (Class A Stock)	18,274	2,442,686
MarketAxess Holdings, Inc.	5,561	2,339,457
MSCI, Inc.	6,301	3,833,150
		17,890,189
Commercial Services & Supplies — 1.7%
ACV Auctions, Inc. (Class A Stock)*	31,160	557,452
Copart, Inc.*	45,159	6,264,457
		6,821,909
Construction & Engineering — 1.0%
Quanta Services, Inc.	35,780	4,072,480
Consumer Finance — 0.8%
Discover Financial Services	25,990	3,192,871
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.*	19,685	2,744,483
Electrical Equipment — 2.7%
AMETEK, Inc.	25,402	3,150,102
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Generac Holdings, Inc.*	18,625	$7,611,479
		10,761,581
Electronic Equipment, Instruments & Components — 4.1%
Itron, Inc.*	10,491	793,434
Keysight Technologies, Inc.*	29,098	4,780,510
Littelfuse, Inc.	11,758	3,213,109
Trimble, Inc.*	30,201	2,484,032
Zebra Technologies Corp. (Class A Stock)*	10,447	5,384,593
		16,655,678
Entertainment — 3.0%
Roku, Inc.*	21,185	6,638,320
Spotify Technology SA*	14,766	3,327,370
Take-Two Interactive Software, Inc.*	14,942	2,302,114
		12,267,804
Food Products — 0.2%
Oatly Group AB, ADR*(a)	57,350	867,132
Health Care Equipment & Supplies — 5.8%
Align Technology, Inc.*	3,501	2,329,670
Cooper Cos., Inc. (The)	8,627	3,565,625
Dexcom, Inc.*	16,575	9,064,205
Hologic, Inc.*	27,471	2,027,635
Insulet Corp.*	13,257	3,768,037
ResMed, Inc.	10,720	2,825,256
		23,580,428
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc.*	35,298	2,251,307
Amedisys, Inc.*	8,149	1,215,016
Centene Corp.*	63,116	3,932,758
McKesson Corp.	17,914	3,571,693
		10,970,774
Health Care Technology — 0.6%
Teladoc Health, Inc.*(a)	19,139	2,427,017
Hotels, Restaurants & Leisure — 3.9%
Airbnb, Inc. (Class A Stock)*	6,901	1,157,643
Aramark	63,191	2,076,456
Booking Holdings, Inc.*	898	2,131,735
Chipotle Mexican Grill, Inc.*	2,101	3,818,610
DraftKings, Inc. (Class A Stock)*(a)	72,598	3,496,320
Royal Caribbean Cruises Ltd.*(a)	35,614	3,167,865
		15,848,629
Household Durables — 1.6%
Garmin Ltd.	19,279	2,997,113
Helen of Troy Ltd.*(a)	14,779	3,320,546
		6,317,659
Insurance — 0.5%
Progressive Corp. (The)	20,743	1,874,960
Interactive Media & Services — 2.8%
Bumble, Inc. (Class A Stock)*(a)	58,755	2,936,575
A1

PSF MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Match Group, Inc.*(a)	35,028	$5,499,046
Zillow Group, Inc. (Class C Stock)*(a)	31,278	2,756,843
		11,192,464
Internet & Direct Marketing Retail — 0.4%
Chewy, Inc. (Class A Stock)*(a)	25,814	1,758,192
IT Services — 4.5%
Affirm Holdings, Inc.*(a)	16,986	2,023,542
Global Payments, Inc.	25,270	3,982,047
MongoDB, Inc.*	11,082	5,225,274
Okta, Inc.*	15,681	3,721,728
Remitly Global, Inc.*(a)	33,797	1,240,350
Snowflake, Inc. (Class A Stock)*	7,159	2,165,096
		18,358,037
Leisure Products — 0.5%
Brunswick Corp.	22,450	2,138,811
Life Sciences Tools & Services — 3.7%
Agilent Technologies, Inc.	44,713	7,043,640
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	69,058	3,389,366
Mettler-Toledo International, Inc.*	3,422	4,713,326
		15,146,332
Machinery — 1.7%
Ingersoll Rand, Inc.*	76,536	3,858,180
ITT, Inc.	34,530	2,964,055
		6,822,235
Media — 0.4%
Discovery, Inc. (Class C Stock)*	70,154	1,702,638
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	82,792	2,693,224
Oil, Gas & Consumable Fuels — 0.7%
EOG Resources, Inc.	34,320	2,754,866
Pharmaceuticals — 1.9%
Catalent, Inc.*	26,743	3,558,691
Jazz Pharmaceuticals PLC*	18,181	2,367,348
Royalty Pharma PLC (Class A Stock)	53,857	1,946,392
		7,872,431
Professional Services — 2.8%
Booz Allen Hamilton Holding Corp.	34,911	2,770,188
Equifax, Inc.	19,274	4,884,417
IHS Markit Ltd.	31,361	3,657,320
		11,311,925
Road & Rail — 2.2%
Lyft, Inc. (Class A Stock)*	63,058	3,379,278
Old Dominion Freight Line, Inc.	19,850	5,676,703
		9,055,981
Semiconductors & Semiconductor Equipment — 7.9%
Advanced Micro Devices, Inc.*	31,773	3,269,442
Cree, Inc.*(a)	21,718	1,753,294
Entegris, Inc.	46,342	5,834,458
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Lam Research Corp.	6,342	$3,609,549
Marvell Technology, Inc.	49,208	2,967,734
Microchip Technology, Inc.	30,242	4,641,845
SolarEdge Technologies, Inc.*	15,538	4,120,988
Teradyne, Inc.	37,874	4,134,705
Xilinx, Inc.	11,477	1,732,912
		32,064,927
Software — 13.0%
Avalara, Inc.*	16,663	2,912,193
Bill.com Holdings, Inc.*	10,995	2,935,115
Cadence Design Systems, Inc.*	29,372	4,448,096
Confluent, Inc. (Class A Stock)*(a)	30,783	1,836,206
Crowdstrike Holdings, Inc. (Class A Stock)*	22,849	5,615,827
DocuSign, Inc.*	16,918	4,355,201
Five9, Inc.*	20,980	3,351,345
HubSpot, Inc.*	11,490	7,768,274
Palo Alto Networks, Inc.*	10,867	5,205,293
Synopsys, Inc.*	16,372	4,901,941
Trade Desk, Inc. (The) (Class A Stock)*	62,514	4,394,734
UiPath, Inc. (Class A Stock)*(a)	14,704	773,577
Zscaler, Inc.*	16,473	4,319,550
		52,817,352
Specialty Retail — 5.3%
Burlington Stores, Inc.*	13,032	3,695,484
CarMax, Inc.*	21,820	2,792,087
National Vision Holdings, Inc.*(a)	43,349	2,460,923
O’Reilly Automotive, Inc.*	5,487	3,352,886
Tractor Supply Co.	23,779	4,817,863
Ulta Beauty, Inc.*	11,738	4,236,479
		21,355,722
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.*	6,167	2,495,785

Total Long-Term Investments (cost $260,047,981)		395,600,360
Short-Term Investments — 12.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	11,647,937	11,647,937
PGIM Institutional Money Market Fund (cost $39,277,115; includes $39,275,534 of cash collateral for securities on loan)(b)(wa)	39,351,830	39,328,218

Total Short-Term Investments (cost $50,925,052)		50,976,155

TOTAL INVESTMENTS—110.0% (cost $310,973,033)		446,576,515

Liabilities in excess of other assets — (10.0)%		(40,746,532)

Net Assets — 100.0%		$405,829,983

A2

PSF MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,709,175; cash collateral of $39,275,534 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3